Stock Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock Based Compensation

11. Stock Based Compensation

2023 Plan

The 2023 Plan was adopted by the Board on February 10, 2023 and approved by the stockholders on March 10, 2023. The 2023 Plan sets the number of shares of our Common Stock reserved for issuance thereunder, on a quarterly basis, to 9.75% of the shares of our Common Stock outstanding on the measurement date. Subject to certain adjustments as provided in the 2023 Plan, the maximum aggregate number of shares of our Common Stock that may be issued under the 2023 Plan (excluding the number of shares of our Common Stock subject to Specified Awards (as defined below)) (i) pursuant to the exercise of stock options, (ii) as unrestricted or restricted Common Stock, and (iii) in settlement of RSUs shall be limited to, beginning with the first quarter of our fiscal year ending December 31, 2023 (or January 1, 2023), 9.75% of the number of shares of our Common Stock outstanding as of the first trading day of each quarter . Subject to certain adjustments as provided in the 2023 Plan, (i) shares of our Common Stock subject to the 2023 Plan shall include shares of our Common Stock which revert back to the 2023 Plan in a prior quarter pursuant to the paragraph below, and (ii) the number of shares of our Common Stock that may be issued under the 2023 Plan may never be less than the number of shares of our Common Stock that are then outstanding under (or available to settle existing) 2023 Plan Award grants.

On June 29, 2023, at the Annual Shareholder Meeting, the Amended and Restated 2023 Stock Incentive Plan was approved. The Amended and Restated 2023 Plan will, among other things, increase the number of shares of our Common Stock reserved for issuance thereunder, on a quarterly basis, to 23.75% of the shares of our Common Stock outstanding on the measurement date. Subject to certain adjustments as provided herein, the maximum aggregate number of Common Shares that may be issued hereunder (excluding the number of Common Shares subject to Specified Awards (as hereinafter defined)) (i) pursuant to the exercise of Options, (ii) as unrestricted Common Shares or Restricted Stock, and (iii) in settlement of RSUs shall be limited to, beginning with the third quarter of our fiscal year ending December 31, 2023 (or July 1, 2023), 23.75% of the number of Common Shares outstanding as of the first trading day of each quarter. Subject to certain adjustments as provided herein, (A) Common Shares subject to this Plan shall include Common Shares which reverted back to this Plan in a prior quarter, and (B) the number of Common Shares that may be issued under this Plan may never be less than the number of Common Shares that are then outstanding under (or available to settle existing) Awards. For purposes of determining the number of Common Shares available under this Plan, Common Shares withheld by the Company to satisfy applicable tax withholding or exercise price obligations pursuant to Section 10(e) of this Plan shall be deemed issued under this Plan. In the event that, prior to the date this Plan shall terminate, any Award granted under this Plan expires unexercised or unvested or is terminated, surrendered or cancelled without the delivery of Common Shares, or any shares of Restricted Stock are forfeited back to the Company, then the Common Shares subject to such Award may be made available for subsequent Awards under the terms of this Plan. As used in this Plan, “Specified Awards” shall mean (i) Awards to Eligible Persons who are not employed or engaged by the Company or any of its subsidiaries as of the last day of any fiscal quarter of the Company, commencing with the fiscal quarter ending March 31, 2023 and (ii) Awards that have a grant date at least three (3) years prior to the last day of any fiscal quarter of the Company, commencing with the fiscal quarter ending March 31, 2023.

2021 Plan

The Company’s 2021 Plan was adopted by the Board on February 12, 2021 and approved by the stockholders on March 25, 2021. The 2021 Plan was amended and restated effective as of October 29, 2021, and May 27, 2022, respectively. The 2021 Plan authorizes the Company to issue shares of common stock upon the exercise of stock options, the grant of restricted stock awards, and the conversion of restricted stock units (collectively, the “Awards”). The Compensation Committee has full authority, subject to the terms of the 2021 Plan, to interpret the 2021 Plan and establish rules and regulations for the proper administration of the 2021 Plan. Subject to certain adjustments as provided in the 2021 Plan, the maximum aggregate number of shares of the Company’s common stock that may be issued under the 2021 Plan (i) pursuant to the exercise of options, (ii) as shares or restricted stock and (iii) in settlement of RSUs shall be limited to (A) during the Company’s fiscal year ending December 31, 2021 (the “2021 Fiscal Year”), 1,460,191 Shares, (B) for the period from January 1, 2022 to June 30, 2022, fifteen percent (15%) of the number of Shares outstanding on January 3, 2022, which was the first trading day of 2022, and (C) beginning with the third quarter of the Company’s fiscal year ending December 31, 2022 (the “2022 Fiscal Year”), fifteen percent (15%) of the number of Shares outstanding as of the first trading day of each quarter, net of any Shares awarded in the previous quarter(s). Subject to certain adjustments as provided in the 2021 Plan, (i) shares subject to the 2021 Plan shall include shares reverted back to the Company pursuant the 2021 Plan in a prior year or quarter, as applicable, as provided herein and (ii) the number of shares that may be issued under the 2021 Plan may never be less than the number of shares that are then outstanding under (or available to settle existing) Awards. For purposes of determining the number of shares available under the 2021 Plan, shares withheld by the Company to satisfy applicable tax withholding or exercise price obligations pursuant to the 2021 Plan shall be deemed issued under this Plan. In the event that, prior to the date on which the 2021 Plan shall terminate, any Award granted under the 2021 Plan expires unexercised or unvested or is terminated, surrendered, or cancelled without the delivery of shares of common stock, or any Awards are forfeited back to the Company, then the shares of common stock subject to such Award may be made available for subsequent Awards under the terms of the 2021 Plan.

On March 10, 2023, at the Special Shareholder Meeting, the Third Amended and Restated 2021 Stock Incentive Plan was approved. The Third Amended and Restated 2021 Plan will, among other things, (a) increase the number of shares of our Common Stock reserved for issuance thereunder, on a quarterly basis, to 18.75% of the shares of our Common Stock outstanding on the measurement date and (b) allow us to grant awards of shares of our 9.0% Series A Cumulative Perpetual Preferred Stock (“Series A Preferred Stock”) (with and without restrictions). Subject to certain adjustments as provided in the Third Amended and Restated 2021 Plan, the maximum aggregate number of shares of our Common Stock that may be issued under the Third Amended and Restated 2021 Plan (excluding the number of shares of our Common Stock subject to Specified Awards (as defined below)) (i) pursuant to the exercise of stock options, (ii) as unrestricted or restricted Common Stock, and (iii) in settlement of RSUs shall be limited to, beginning with the first quarter of our fiscal year ending December 31, 2023 (or January 1, 2023), 18.75% of the number of shares of our Common Stock outstanding as of the first trading day of each quarter. Subject to certain adjustments as provided in the Third Amended and Restated 2021 Plan, the maximum aggregate number of shares of our Series A Preferred Stock that may be issued under the Third Amended and Restated 2021 Plan as unrestricted or restricted Series A Preferred Stock shall equal $3,600,000 valued as of the effective date of the Third Amended and Restated 2021 Plan as determined at the lower of the closing price of our Series A Preferred Stock on Nasdaq on such date or the average of the daily volume weighted average price of our Series A Preferred Stock on Nasdaq as reported by Bloomberg L.P. for a period of five (5) consecutive trading days ending on such date. Subject to certain adjustments as provided in the Third Amended and Restated 2021 Plan, (i) shares of our Common Stock and Series A Preferred Stock, as applicable, subject to the Third Amended and Restated 2021 Plan shall include shares of our Common Stock and Series A Preferred Stock, as applicable, which revert back to the Third Amended and Restated 2021 Plan in a prior quarter or fiscal year, as applicable, pursuant to the paragraph below, and (ii) the number of shares of our Common Stock and Series A Preferred Stock, as applicable, that may be issued under the Third Amended and Restated 2021 Plan may never be less than the number of shares of our Common Stock and Series A Preferred Stock, as applicable, that are then outstanding under (or available to settle existing) 2021 Plan Award grants. For purposes of the Third Amended and Restated 2021 Plan, “Specified Awards” means (i) 2021 Plan Awards issued to Eligible Persons who are not employed or engaged by us or any of our subsidiaries as of the last day of any fiscal quarter, commencing with the fiscal quarter ending March 31, 2023, and (ii) 2021 Plan Awards that have a grant date at least three (3) years prior to the last day of any fiscal quarter, commencing with the fiscal quarter ending March 31, 2023. The exclusion of Specified Awards from the determination of the maximum aggregate number of shares of our Common Stock available for issuance under the Third Amended and Restated 2021 Plan could have material effect on the number of shares of our Common Stock available for issuance thereunder and could have a material dilutive effect on our stockholders.

The Board approved amendments to both the 2021 and 2023 Plans on April 15, 2024. The amendments were subsequently approved by the stockholders at the 2024 Annual Meeting on May 30, 2024. Under the Plans, the number of shares of common stock available for awards is limited to, 18.75% for the 2021 Plan and 23.75% for the 2023 Plan of the number of Common Shares outstanding as of the first trading day of each quarter. The amendments to each Plan would change the calculation of this limitation to reflect the applicable percentage to 18.75% and 23.75% respectively, after giving effect to the increase in the number of shares subject to Awards after giving effect to the amount to the increase as of the date of the calculation.

Under the 2023 Plan and 2021 Plan, the Company may grant stock options, restricted stock awards (RSAs) and restricted stock units (RSUs) to executive, management, employees, directors, and certain nonemployee personnel. The awards issued under the Plans can vest immediately, over time or based upon the achievement of market, performance, or service conditions. RSAs and RSUs can vest immediately but generally vest ratably over three years and Performance RSUs generally fully vest after three years, subject to achieving market, service or performance conditions. In addition, the Company recognizes certain Awards held by certain employees and nonemployees that vest upon separation. Each share granted subject to an Award reduces the number of shares available under the 2023 Plan and 2021 Plan by one share.

The fair value of stock options is estimated based on the Black-Scholes model, taking into account the historical volatility of our stock, consistent with the accounting guidance. The risk-free interest rate is based on the risk-free zero-coupon rate for a period consistent with the expected option term at the time of grant. The expected option term is calculated based on our historical forfeitures and cancellation rates.

During April 2024, the Company cancelled certain vested Awards and modified the terms of certain unvested Awards, to permit different settlement outcomes. The service period and vesting terms were changed at the time of modification. All such vested Awards were fully vested as of the cancellation date and all compensation cost had been recognized. All such unvested equity awards were probable of vesting as of the modification date and the change was accounted for as a Type I modification. In a Type I modification, the Company is required to calculate the incremental difference of the awards, which equals the difference of new award value inclusive of estimated forfeitures and the fair value of the original award as of the modification date. As of the modification date, there is no reversal or adjustment of previously recognized stock compensation expense.

Within the 2021 and 2023 Plans, certain master grant agreements were executed on April 15, 2024 that have the potential for future additional grants based on additional stock activity through certain anti-dilution provisions. A mutual understanding of the terms and conditions for the specific awards cannot be obtained until a later date after all stock activity has occurred in the future period and necessary approvals are obtained. When Board approval is obtained and the two grant conditions are met, the grant date will be identified and evidenced through an additional restricted stock agreement. The compensation cost will be recognized per the vesting schedule within the agreement with no catch-up for the reduced period.

The accounting impact resulting from the recognition of this equity-based compensation limits the comparability of the Company’s financial statements between periods.

During the three months ended September 30, 2024, the Company awarded 542,896 restricted stock awards under the 2021 Plan, valued at $3.96 per share based on the closing market price of the Company’s common stock on the date of the grant. The Company awarded 645,795 restricted stock awards under the 2023 Plan, valued at $3.96 per share based on the closing market price of the Company’s common stock on the date of the grant. 12,844 of the restricted stock awards vest immediately, 682,526 of the restricted stock awards vest at separation from the Company, 14,505 of the restricted stock awards vest on June 1, 2025, 14,894 of the restricted stock award vest on June 1, 2026, 1,710 of the restricted stock awards vest on June 1, 2027, and 462,212 of the restricted stock awards vest 33% on September 1, 2025, 33% on September 1, 2026 and 34% on September 1, 2027.

During the nine months ended September 30, 2024, the Company awarded 391,544 restricted stock awards under the 2021 Plan, valued at $1.52 per share based on the closing market price of the Company’s common stock on the date of the grant. The Company awarded 90,734 restricted stock awards under the 2021 Plan, valued at $2.41 per share based on the closing market price of the Company’s common stock on the date of the grant. The Company awarded 542,896 restricted stock awards under the 2021 Plan, valued at $3.96 per share based on the closing market price of the Company’s common stock on the date of the grant. The Company awarded 1,892,300 preferred A restricted stock awards under the 2021 Plan, valued at $2.50 per share based on the closing market price of the Company’s preferred A stock on the date of the grant. The Company awarded 610,234 restricted stock awards under the 2023 Plan, valued at $1.52 per share based on the closing market price of the Company’s common stock on the date of the grant. The Company awarded 57,255 restricted stock awards under the 2023 Plan, valued at $2.41 per share based on the closing market price of the Company’s common stock on the date of the grant. The Company awarded 645,795 restricted stock awards under the 2023 Plan, valued at $3.96 per share based on the closing market price of the Company’s common stock on the date of the grant. 38,153 of the restricted stock awards vested immediately, 2,704,772 of the restricted stock awards vest at separation from the Company, 690,223 of the restricted stock awards vest 33% on June 1, 2024, 33% on June 1, 2025 and 34% on June 1, 2026, 304,289 of the restricted stock awards vest 33% on June 1, 2025, 33% on June 1, 2026 and 34% on June 1, 2027, 14,505 of the restricted stock awards vest on June 1, 2025, 14,894 of the restricted stock award vest on June 1, 2026, 1,710 of the restricted stock awards vest on June 1, 2027, and 462,212 of the restricted stock awards vest 33% on September 1, 2025, 33% on September 1 , 2026 and 34% on September 1, 2027.

During the three months ended September 30, 2023, the Company did not issue any equity awards under its 2021 or 2023 Plans.

During the nine months ended September 30, 2023, the Company awarded 20,000 restricted stock units under the 2021 Plan, valued at $7.465 per share based on the closing market price of the Company’s common stock on the date of the grant. The restricted stock units vested during May 2023.

The Company will recognize the compensation expense on a straight-line basis over the service period for the entire Awards. Accordingly, as of September 30, 2024, the Awards from the Plans are presented at fair value within the stockholders’ equity section of the Company’s balance sheet.

As of September 30, 2024, unrecognized compensation cost related to unvested Awards was approximately $8.8 million. That cost is expected to be recognized over a weighted-average period of approximately 1.9 years.

On April 15, 2024, a modification related to the cancellation of 48,547 under the water stock options granted to eight board members. The options were replaced with new awards of restricted stock. The amount of incremental compensation cost resulting from the modification was approximately $4.0 million. There were no modifications during the three and nine months ended September 30, 2023.

13. Stock Based Compensation

Stock-based incentive awards are provided to employees and directors under the terms of the Company’s 2012 Equity Incentive Plan (the 2012 Plan), which was amended and restated as of October 20, 2016, the 2014 Equity Incentive Plan (the 2014 Plan), the 2021 Stock Incentive Plan (the 2021 Plan), which was amended and restated effective as of October 29, 2021, May 27, 2022, and March 10, 2023, respectively, and the 2023 Stock Incentive Plan (the 2023 Plan), which was amended and restated effective as of June 29, 2023, (collectively, the Plans). Awards under the Plans have generally included at-the-money options and restricted stock grants.

2023 Plan

The 2023 Plan was adopted by the Board on February 10, 2023 and approved by the stockholders on March 10, 2023. The 2023 Plan sets the number of shares of our Common Stock reserved for issuance thereunder, on a quarterly basis, to 9.75% of the shares of our Common Stock outstanding on the measurement date. Subject to certain adjustments as provided in the 2023 Plan, the maximum aggregate number of shares of our Common Stock that may be issued under the 2023 Plan (excluding the number of shares of our Common Stock subject to Specified Awards (as defined below)) (i) pursuant to the exercise of stock options, (ii) as unrestricted or restricted Common Stock, and (iii) in settlement of RSUs shall be limited to, beginning with the first quarter of our fiscal year ending December 31, 2023 (or January 1, 2023), 9.75% of the number of shares of our Common Stock outstanding as of the first trading day of each quarter . Subject to certain adjustments as provided in the 2023 Plan, (i) shares of our Common Stock subject to the 2023 Plan shall include shares of our Common Stock which revert back to the 2023 Plan in a prior quarter pursuant to the paragraph below, and (ii) the number of shares of our Common Stock that may be issued under the 2023 Plan may never be less than the number of shares of our Common Stock that are then outstanding under (or available to settle existing) 2023 Plan Award grants.

On June 29, 2023, at the Annual Shareholder Meeting, the Amended and Restated 2023 Stock Incentive Plan was approved. The Amended and Restated 2023 Plan will, among other things, increase the number of shares of our Common Stock reserved for issuance thereunder, on a quarterly basis, to 23.75% of the shares of our Common Stock outstanding on the measurement date. Subject to certain adjustments as provided herein, the maximum aggregate number of Common Shares that may be issued hereunder (excluding the number of Common Shares subject to Specified Awards (as hereinafter defined)) (i) pursuant to the exercise of Options, (ii) as unrestricted Common Shares or Restricted Stock, and (iii) in settlement of RSUs shall be limited to, beginning with the third quarter of our fiscal year ending December 31, 2023 (or July 1, 2023), 23.75% of the number of Common Shares outstanding as of the first trading day of each quarter. Subject to certain adjustments as provided herein, (A) Common Shares subject to this Plan shall include Common Shares which reverted back to this Plan in a prior quarter, and (B) the number of Common Shares that may be issued under this Plan may never be less than the number of Common Shares that are then outstanding under (or available to settle existing) Awards. For purposes of determining the number of Common Shares available under this Plan, Common Shares withheld by the Company to satisfy applicable tax withholding or exercise price obligations pursuant to Section 10(e) of this Plan shall be deemed issued under this Plan. In the event that, prior to the date this Plan shall terminate, any Award granted under this Plan expires unexercised or unvested or is terminated, surrendered or cancelled without the delivery of Common Shares, or any shares of Restricted Stock are forfeited back to the Company, then the Common Shares subject to such Award may be made available for subsequent Awards under the terms of this Plan. As used in this Plan, “Specified Awards” shall mean (i) Awards to Eligible Persons who are not employed or engaged by the Company or any of its subsidiaries as of the last day of any fiscal quarter of the Company, commencing with the fiscal quarter ending March 31, 2023 and (ii) Awards that have a grant date at least three (3) years prior to the last day of any fiscal quarter of the Company, commencing with the fiscal quarter ending March 31, 2023.

2021 Plan

The Company’s 2021 Plan was adopted by the Board on February 12, 2021 and approved by the stockholders on March 25, 2021. The 2021 Plan was amended and restated effective as of October 29, 2021, and May 27, 2022, respectively. The 2021 Plan authorizes the Company to issue shares of common stock upon the exercise of stock options, the grant of restricted stock awards, and the conversion of restricted stock units (collectively, the “Awards”). The Compensation Committee has full authority, subject to the terms of the 2021 Plan, to interpret the 2021 Plan and establish rules and regulations for the proper administration of the 2021 Plan. Subject to certain adjustments as provided in the 2021 Plan, the maximum aggregate number of shares of the Company’s common stock that may be issued under the 2021 Plan (i) pursuant to the exercise of options, (ii) as shares or restricted stock and (iii) in settlement of RSUs shall be limited to (A) during the Company’s fiscal year ending December 31, 2021 (the “2021 Fiscal Year”), 1,460,191 Shares, (B) for the period from January 1, 2022 to June 30, 2022, fifteen percent (15%) of the number of Shares outstanding on January 3, 2022, which was the first trading day of 2022, and (C) beginning with the third quarter of the Company’s fiscal year ending December 31, 2022 (the “2022 Fiscal Year”), fifteen percent (15%) of the number of Shares outstanding as of the first trading day of each quarter, net of any Shares awarded in the previous quarter(s). Subject to certain adjustments as provided in the 2021 Plan, (i) shares subject to the 2021 Plan shall include shares reverted back to the Company pursuant the 2021 Plan in a prior year or quarter, as applicable, as provided herein and (ii) the number of shares that may be issued under the 2021 Plan may never be less than the number of shares that are then outstanding under (or available to settle existing) Awards. For purposes of determining the number of shares available under the 2021 Plan, shares withheld by the Company to satisfy applicable tax withholding or exercise price obligations pursuant to the 2021 Plan shall be deemed issued under this Plan. In the event that, prior to the date on which the 2021 Plan shall terminate, any Award granted under the 2021 Plan expires unexercised or unvested or is terminated, surrendered, or cancelled without the delivery of shares of common stock, or any Awards are forfeited back to the Company, then the shares of common stock subject to such Award may be made available for subsequent Awards under the terms of the 2021 Plan.

On March 10, 2023, at the Special Shareholder Meeting, the Third Amended and Restated 2021 Stock Incentive Plan was approved. The Third Amended and Restated 2021 Plan will, among other things, (a) increase the number of shares of our Common Stock reserved for issuance thereunder, on a quarterly basis, to 18.75% of the shares of our Common Stock outstanding on the measurement date and (b) allow us to grant awards of shares of our 9.0% Series A Cumulative Perpetual Preferred Stock (“Series A Preferred Stock”) (with and without restrictions). Subject to certain adjustments as provided in the Third Amended and Restated 2021 Plan, the maximum aggregate number of shares of our Common Stock that may be issued under the Third Amended and Restated 2021 Plan (excluding the number of shares of our Common Stock subject to Specified Awards (as defined below)) (i) pursuant to the exercise of stock options, (ii) as unrestricted or restricted Common Stock, and (iii) in settlement of RSUs shall be limited to, beginning with the first quarter of our fiscal year ending December 31, 2023 (or January 1, 2023), 18.75% of the number of shares of our Common Stock outstanding as of the first trading day of each quarter. Subject to certain adjustments as provided in the Third Amended and Restated 2021 Plan, the maximum aggregate number of shares of our Series A Preferred Stock that may be issued under the Third Amended and Restated 2021 Plan as unrestricted or restricted Series A Preferred Stock shall equal $3,600,000 valued as of the effective date of the Third Amended and Restated 2021 Plan as determined at the lower of the closing price of our Series A Preferred Stock on Nasdaq on such date or the average of the daily volume weighted average price of our Series A Preferred Stock on Nasdaq as reported by Bloomberg L.P. for a period of five (5) consecutive trading days ending on such date. Subject to certain adjustments as provided in the Third Amended and Restated 2021 Plan, (i) shares of our Common Stock and Series A Preferred Stock, as applicable, subject to the Third Amended and Restated 2021 Plan shall include shares of our Common Stock and Series A Preferred Stock, as applicable, which revert back to the Third Amended and Restated 2021 Plan in a prior quarter or fiscal year, as applicable, pursuant to the paragraph below, and (ii) the number of shares of our Common Stock and Series A Preferred Stock, as applicable, that may be issued under the Third Amended and Restated 2021 Plan may never be less than the number of shares of our Common Stock and Series A Preferred Stock, as applicable, that are then outstanding under (or available to settle existing) 2021 Plan Award grants. For purposes of the Third Amended and Restated 2021 Plan, “Specified Awards” means (i) 2021 Plan Awards issued to Eligible Persons who are not employed or engaged by us or any of our subsidiaries as of the last day of any fiscal quarter, commencing with the fiscal quarter ending March 31, 2023, and (ii) 2021 Plan Awards that have a grant date at least three (3) years prior to the last day of any fiscal quarter, commencing with the fiscal quarter ending March 31, 2023. The exclusion of Specified Awards from the determination of the maximum aggregate number of shares of our Common Stock available for issuance under the Third Amended and Restated 2021 Plan could have material effect on the number of shares of our Common Stock available for issuance thereunder and could have a material dilutive effect on our stockholders.

2014 Plan

The 2014 Plan was adopted by the Company’s Board of Directors on March 12, 2014, and approved by its stockholders on June 11, 2014. The 2014 Plan provides an initial aggregate number of 500,000 shares of common stock that may be awarded or issued. The number of shares that may be awarded under the 2014 Plan and awards outstanding may be subject to adjustment on account of any stock dividend, spin-off, stock split, reverse stock split, split-up, recapitalization, reclassification, reorganization, combination or exchange of shares, merger, consolidation, liquidation, business combination, exchange of shares or the like. Under the 2014 Plan, the Board-appointed administrator of the 2014 Plan is authorized to issue stock options (incentive and nonqualified), stock appreciation rights, restricted stock, restricted stock units, phantom stock, performance awards and other stock-based awards to employees, officers and directors of, and other individuals providing bona fide services to or for, the Company or any affiliate of the Company. Incentive stock options may only be granted to employees of the Company and its subsidiaries.

2012 Plan

The 2012 Plan was adopted by the Company’s Board of Directors on April 14, 2012, and approved by its stockholders on June 14, 2012. The 2012 Plan was amended and restated by the Board of Directors effective October 20, 2016. The October 2016 amendment allowed for the award agreement, or another agreement entered into between the Company and the award grantee to vary the method of exercise of options issued under the 2012 Plan and an agreement entered into between the Company and the award grantee to vary the provisions governing expiration of options or other awards under the 2012 Plan following termination of the award recipient. The 2012 Plan provides an initial aggregate number of 600,000 shares of common stock that may be awarded or issued. The number of shares that may be awarded under the 2012 Plan and awards outstanding may be subject to adjustment on account of any recapitalization, reclassification, stock split, reverse stock split and other dilutive changes in our common stock. Under the 2012 Plan, the Board of Directors is authorized to issue stock options (incentive and nonqualified), stock appreciation rights, restricted stock, restricted stock units and other stock-based awards to employees, officers, directors, consultants and advisors of the Company and its subsidiaries. Incentive stock options may only be granted to employees of the Company and its subsidiaries.

During the fiscal year ended December 31, 2023, the Company did not issue any equity awards under its 2023 Plan.

During the fiscal year ended December 31, 2023, the Company awarded 20,000 restricted stock units under the 2021 Plan, valued at $7.47 per share based on the closing market price of the Company’s common stock on the date of the grant. The restricted stock units vested during May 2023.

During the fiscal year ended December 31, 2023, the Company did not issue any restricted stock awards or options under the 2021 Plan.

During the fiscal year ended December 31, 2022, the Company granted options to purchase 21,563 shares of the Company’s common stock under the 2021 Plan, of which all were vested as of December 31, 2022 with an exercise price of $23.75 per share, based on the closing market price plus 25% of the Company’s common stock on the date of the grant. Using a Black-Scholes Option Pricing Model, the weighted average fair value of these options was $14.75 per share and was estimated at the date of grant.

During the fiscal year ended December 31, 2022, the Company did not award shares of restricted common stock under the 2021 Plan.

During the fiscal year ended December 31, 2022, the Company awarded 29,017 restricted stock units under the 2021 Plan, valued at $28 through $271.25 per share based on the closing market price of the Company’s common stock on the date of the grant, with a weighted average fair value of $180.50 per share. 12,260 shares of common stock shall vest as follows: 37% vesting 12 months from the date of the grant, 33% vesting 24 months from the date of the grant, and 30% vesting 36 months from the date of the grant, in each case subject to the reporting person remaining in the service of the Company on each such vesting date. 7,800 shares of common stock shall vest as follows: 25% of such restricted stock units shall vest on the first anniversary, and the remaining shares shall vest ratably over the succeeding 36-month period, with (1/36) of such vesting on the last day of each such calendar month. 7,080 shares of common stock shall vest 50% on December 1, 2023, and 50% on December 1, 2024. 1,860 shares of common stock are performance-based awards that will vest in the following year in January 2023 based on approval of the Board based on achievement of key performance objectives. The remaining 18 shares of common stock are performance-based awards that were granted and vested during January 2022 as approved by the Board based on the achievement of key performance objectives during the prior year.

Stock-based compensation expense for the years ended December 31, 2023, and 2022 was generated from stock option and restricted stock awards. Stock options are awards that allow holders to purchase shares of the Company’s common stock at a fixed price. Certain options granted may be fully or partially exercisable immediately, may vest on other than a four-year schedule or vest upon attainment of specific performance criteria. Restricted stock awards generally vest one to three years after the date of grant, although certain awards may vest immediately or vest upon attainment of specific performance criteria. Option exercise prices are generally equivalent to the closing market value price of the Company’s common stock on the date of grant. Unexercised options generally terminate ten years after date of grant.

The following table presents the weighted-average assumptions used for options granted under the 2021 Plan:

2022
Option term (years)	4.95
Volatility	110.21%
Unvested forfeiture rate	0.00%
Risk-free interest rate	3.93%
Dividend yield	0.00%
Weighted-average fair value per option granted	$14.75

No options were granted under the 2023 Plan, the 2021 Plan, the 2014 Plan and the 2012 Plan for the year ended December 31, 2023.

No options were granted under the 2014 Plan and the 2012 Plan for the year ended December 31, 2022.

Share-based compensation expense recognized in the Consolidated Statements of Operations is based on awards ultimately expected to vest, therefore, awards are reduced for estimated forfeitures. The accounting standard requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Total share-based compensation expense, related to the Company’s share-based awards, recognized for the years ended December 31, was included within the representative group comprised as follows:

	2023	2022
(Dollars in thousands)
Cost of cryptocurrency mining revenue, exclusive of depreciation	$300	$67
Cost of data hosting revenue, exclusive of depreciation	24	-
General and administrative expenses, exclusive of depreciation and amortization	3,988	3,785
Share-based compensation expense	$4,312	$3,852

Total unrecognized compensation costs related to non-vested stock options as of December 31, 2023 and December 31, 2022 is approximately $266 thousand and $1.0 million, respectively, and is expected to be recognized over a weighted-average remaining vesting period of approximately 0.37 years and 1.36 years, respectively.

Presented below is a summary of the Company’s stock option activity for the Plans for the years ended December 31:

	2023	2022
Shares under option, beginning	52,393	39,662
Granted	-	21,564
Exercised	-	(7,097)
Forfeited	-	(430)
Expired/canceled	-	(1,306)
Shares under option, ending	52,393	52,393
Options exercisable	45,276	38,158

The weighted average exercise price for the Company’s stock option activity for the Plans is as follows for each of the years ended December 31:

	2023	2022
Shares under option, beginning	$102.86	$136.00
Granted	$-	$23.75
Exercised	$-	$21.50
Forfeited	$-	$259.75
Expired/canceled	$-	$196.00
Shares under option, ending	$102.86	$102.86
Options exercisable, ending	$92.53	$78.25

The following table summarizes information for options outstanding and exercisable for the Plans as of December 31, 2023:

Outstanding				Exercisable
		Weighted Average	Weighted		Weighted Average	Weighted
		Remaining	Average		Remaining	Average
Exercise Price Range	Number	Contractual Life	Exercise Price	Number	Contractual Life	Exercise Price
$17.50-$30.00	25,409	3.88	$23.72	25,159	3.85	$23.78
$30.01-188.00	26,384	4.64	$175.11	19,717	4.39	$176.50
$188.01-277.50	600	7.23	$277.50	400	7.23	$277.50
	52,393	4.30	$102.86	45,276	4.12	$92.53

The aggregate intrinsic value (i.e., the difference between the closing stock price and the price to be paid by the option holder to exercise the option) is $0 for the Company’s outstanding options and $0 for the exercisable options as of December 31, 2023. The amounts are based on the Company’s closing stock price of $4.00 as of December 29, 2023.

Non-vested restricted stock activity is as follows for the year ended December 31:

	2023	2022
Non-vested restricted stock balance, beginning January 1	33,221	16,213
Non-vested restricted stock granted	20,000	29,017
Vested restricted stock	—	—
Non-vested restricted stock exercised	(35,336)	(7,730)
Non-vested restricted stock forfeited/expired	(6,382)	(4,279)
Non-vested restricted stock balance, ending December 31	11,503	33,221

The weighted average fair value price for the Company’s restricted stock activity for the Plans is as follows for each of the years ended December 31:

	2023	2022
Restricted stock, beginning	$208.83	$282.11
Granted	$7.47	$180.55
Exercised	$107.84	$245.22
Forfeited/ expired	$112.55	$235.54
Restricted stock, ending	$222.39	$208.83

As of December 31, 2023 and 2022, there was approximately $1.4 million and $4.8 million, respectively of unrecognized compensation cost related to restricted stock plans. This cost is expected to be recognized over a remaining period of 0.60 years and 2.37 years, respectively.

Stock Warrants:

The following is a summary of common stock warrant activity during the year ended December 31, 2023.

	Number of Warrant Shares	Weighted Average Exercise Price ($)
Balance, December 31, 2022	396,107	$57.25
Granted	834,022	9.55
Exercised	(81,726)	0.01
Forfeited/ Expired	(134)	0.01
Balance, December 31, 2023	1,148,269	$24.21

As of December 31, 2023, the outstanding warrants have a weighted average remaining term of 3.88 years.

The following is a summary of common stock warrant activity during the year ended December 31, 2022.

	Number of Warrant Shares	Weighted Average Exercise Price ($)
Balance, December 31, 2021	87,758	$346.25
Granted	359,491	57.75
Exercised	(3,780)	206.00
Forfeited/ Expired	(47,362)	237.50
Balance, December 31, 2022	396,107	$57.25

As of December 31, 2022, the outstanding warrants have a weighted average remaining term of 3.99 years.